Intangible Assets, Net - Schedule of Goodwill (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 10,498,631	$ 11,280,465	$ 12,647,806	$ 12,405,770
Hooters Full Service [Member]
Goodwill [Line Items]
Goodwill	3,049,783	3,335,862	4,703,203
Better Burgers Fast Casual [Member]
Goodwill [Line Items]
Goodwill	7,448,848	7,448,848	7,448,848
Just Fresh Fast Casual [Member]
Goodwill [Line Items]
Goodwill		$ 495,755	$ 495,755